UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02896

Exact name of registrant as specified in charter:	Dryden High Yield Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2005

Date of reporting period:	9/30/2005

Item 1. Schedule of Investments

Portfolio of Investments

as of June 30, 2005 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

LONG-TERM INVESTMENTS 98.9%

Arizona 1.6%
Arizona Str. Trans. Brd. Hwy. Rev., Rfdg., Ser. A	Aa1	5.00%	7/01/21	$2,500		$2,730,300
Pima Cnty. Ind. Dev. Auth. Rev., F.S.A.	Aaa	7.25	7/15/10	1,030		1,065,844
Pima Cnty. Uni. Sch. Dist., G.O., F.G.I.C.	Aaa	7.50	7/01/10	3,000	(d)	3,598,140
Tucson Cnty., G.O., Ser. A	Aa3	7.375	7/01/12	1,100		1,368,884

						8,763,168

California 9.2%
Anaheim Pub. Fin. Auth. Lease Rev.,
Ser. 641A, F.S.A., R.I.T.E.S. (cost $2,568,945; Purchased 3/29/00)	NR	13.08465(j)	9/01/16	2,210	(h)	3,525,989
Ser. 641B, F.S.A., R.I.T.E.S. (cost $2,052,829; Purchased 3/29/00)	NR	13.08465(j)	9/01/24	1,815	(h)	3,080,164
California Edl. Facs. Auth. Rev.,
Pomona Coll., C.A.B.S., Ser. A	Aaa	Zero	7/01/32	1,575		432,952
Pomona Coll., C.A.B.S., Ser. A	Aaa	Zero	7/01/33	3,155		824,527
California Poll. Ctrl. Fin. Auth. Sld. Wste. Disp. Rev., Wste. Mgmt. Inc. Proj, Ser. B, A.M.T.	BBB(c)	5.00	7/01/27	1,000		1,000,000
California St. Pub. Wks. Brd. Lease Rev.,
Dept. of Mental Hlth. Coalinga, Ser. A	Baa1	5.50	6/01/19	2,000		2,245,460
Dept. of Mental Hlth. Coalinga, Ser. A	Baa1	5.50	6/01/20	2,000		2,240,660
Dept. of Mental Hlth. Coalinga, Ser. A	Baa1	5.50	6/01/22	2,000		2,224,720
California St., G.O., M.B.I.A.	Aaa	5.25	2/01/27	9,900		10,709,226
California Statewide Cmnty. Dev. Auth. Rev., Kaiser Permanente, Ser. B	A3	3.90	8/01/31	3,500		3,500,000

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	7

Portfolio of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Folsom Cordova Uni. Sch. Dist. Sch. Facs. Impvt. Dist. No. 2, Ser A, G.O., C.A.B.S., M.B.I.A.	Aaa	Zero	10/01/21	$60		$29,296
Foothill / Eastern Corridor Agcy. Toll Rd. Rev., M.B.I.A.	Aaa	5.375%	1/15/15	2,500		2,737,525
Golden St. Tobacco Securitization Corp. Tobacco Settlement Rev., Asset Bkd., Ser. B,	Baa1	5.75	6/01/22	2,500		2,693,650
Los Angeles Cmnty. Redev. Agcy. Fin. Auth. Rev., Bunker Hill Proj., Ser. A, F.S.A.	Aaa	5.00	12/01/22	4,500		4,839,165
Los Angeles Harbor Dept. Rev., Ser. B, A.M.T.	Aa2	5.375	11/01/23	2,000		2,067,660
Pittsburg Redev. Agcy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., A.M.B.A.C.	Aaa	Zero	8/01/25	2,000		795,960
San Joaquin Hills Trans. Corridor Agcy. Toll Rd. Rev., Ser. A, C.A.B.S., M.B.I.A.	Aaa	Zero	1/15/36	11,000		2,519,770
Santa Margarita Dana Point Auth. Rev., Impvt. Dists. 3, 4, Ser. B, M.B.I.A.	Aaa	7.25	8/01/14	2,000		2,577,180
West Contra Costa Sch. Dist., Rfdg., C.O.P.	Baa3	7.125	1/01/24	1,600		1,620,384

						49,664,288

Colorado 1.9%
Adams & Arapahoe Cntys. Joint Sch. Dist. No. 28J Aurora, Ser. A, G.O., F.S.A.	Aaa	5.25	12/01/20	2,000		2,220,920
Arapahoe Cnty., Sch. Dist., No. 005, Cherry Creek	Aa2	5.50	12/15/19	1,885	(b)	2,069,692
Boulder Cnty. Sales & Use Tax Rev., Ser. A, F.G.I.C.	Aaa	6.00	12/15/17	3,970		4,489,355
Colorado Hsg. Fin. Auth. Sngl. Fam. Proj.,
Ser. C-1, A.M.T., M.B.I.A.	Aaa	7.65	12/01/25	10		10,002
Ser. C-2, A.M.T., F.H.A.	Aa2	5.90	8/01/23	1,045		1,059,912
Westminster Sales & Use Tax Ref. Rev., Str. Proj., Ser. A	AA(c)	5.60	12/01/16	400		431,068

						10,280,949

See Notes to Financial Statements.

8	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Connecticut 0.9%
Connecticut St. Spec. Tax Oblig. Rev., Trans. Infrastructure, Ser. A	Aaa	7.125%	6/01/10	$1,000	(b)	$1,162,350
Connecticut St., Rite-1060 R Ser. C, G.O. (cost $3,066,022; Purchased 9/15/02)	AAA(c)	7.49479(j)	11/15/09	2,855	(h)	3,432,909

						4,595,259

Delaware 0.4%
Delaware River & Bay Auth.,
M.B.I.A.	Aaa	5.00	1/01/25	1,000		1,080,050
M.B.I.A.	Aaa	5.00	1/01/27	1,000		1,077,590

						2,157,640

District of Columbia 0.4%
Dist. of Columbia Rev., George Washington Univ., Ser. A, M.B.I.A.	Aaa	5.125	9/15/31	2,040		2,141,368

Florida 4.9%
Broward Cnty. Res. Recov. Rev. Rfdg., Wheelabrator, Ser. A	A3	5.50	12/01/08	5,000		5,375,100
Florida St. Brd. of Ed., G.O.	Aa1	9.125	6/01/14	1,260		1,668,454
Florida St. Corr. Privatization Comn. Certs. Part. Rev.,
Ser. A, A.M.B.A.C.	Aaa	5.00	8/01/14	3,520		3,906,707
Ser. A, A.M.B.A.C.	Aaa	5.00	8/01/15	3,690		4,071,251
Miami Dade Cnty. Aviation Rev., Miami Int’l. Arpt. Hub, Ser. C, F.G.I.C.	Aaa	5.00	10/01/10	3,040		3,297,154
Palm Beach Cnty. Sch. Brd.,
Ser. A, C.O.P., F.G.I.C.	Aaa	5.00	8/01/22	1,350		1,451,952
Ser. A, C.O.P., F.G.I.C.	Aaa	5.00	8/01/23	2,555		2,739,905
Reunion West Cmnty. Dev. Dist. Spec. Assmt.,	NR	6.25	5/01/36	1,000		1,043,260
Volusia Cnty. Sch. Brd. Salestax Rev., F.S.A.	Aaa	5.00	10/01/08	2,385		2,542,362

						26,096,145

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	9

Portfolio of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Georgia 0.3%
Forsyth Cnty. Sch. Dist. Dev. Rev. G.O.	Aa2	6.75%	7/01/16	$500		$625,740
Fulton Cnty. Sch. Dist. Rev. G.O.	Aa2	6.375	5/01/17	750		940,020

						1,565,760

Hawaii 0.4%
Hawaii St., Ser. DD, G.O., M.B.I.A.	Aaa	5.25	5/01/24	2,000		2,190,680

Illinois 6.1%
Alton Illinois Hosp. Fac. Rev., St. Anthonys Hlth. Ctr.	BB+(c)	6.00	9/01/10	1,975		1,981,004
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., 3rd Lein, Ser. B-1, X.L.C.A.	Aaa	5.25	1/01/34	1,975		2,121,999
Chicago, G.O., F.G.I.C.	Aaa	5.25	1/01/28	3,625		3,877,771
Eastern Illinois Univ. Rev., Auxilary Facs. Sys., A.M.B.A.C.	Aaa	5.625	4/01/18	1,800		1,910,646
Gilberts Spec. Svc. Area No. 9 Spec. Tax, Big Timber Proj.	NR	7.75	3/01/27	2,000		2,236,480
Illinois Edl. Facs. Auth. Student Hsg. Rev., Edl. Advancement Fd., Univ. Ctr. Proj.	Baa2	6.00	5/01/22	1,500		1,622,775
Illinois Fin. Auth. Rev., Northwestern Mem. Hosp., Ser. A	Aa2	5.25	8/15/34	5,000		5,339,550
McLean & Woodford Cntys. Cmnty. Unit Sch. Dist. No. 005, G.O., F.S.A.	Aaa	5.625	12/01/17	4,000	(b)	4,479,920
Metro. Pier & Expo. Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Ser. A, M.B.I.A.	Aaa	5.25	6/15/42	8,500		9,147,785

						32,717,930

Indiana 0.4%
Indiana St. Hsg. Fin. Auth., Sngl. Fam. Mtge. Rev., Ser. B-2, A.M.T., G.N.M.A., F.N.M.A.	Aaa	4.00	1/01/34	2,000		2,007,340

See Notes to Financial Statements.

10	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Kansas 1.9%
Sedgwick & Shwnee Cnty. Sngl. Fam. Rev.,
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.70%	12/01/27	$2,485		$2,668,716
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.75	6/01/27	2,620		2,755,533
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	3.00	12/01/27	2,335		2,516,196
Wyandotte Cnty. Uni. Govt. Util. Sys. Rev., Rfdg., Ser. 2004, A.M.B.A.C.	Aaa	5.65	9/01/19	2,000		2,343,200

						10,283,645

Louisiana 1.6%
New Orleans, Rfdg., G.O., M.B.I.A.	Aaa	5.25	12/01/22	2,000		2,216,640
Orleans Parish Sch. Brd., E.T.M., M.B.I.A.	Aaa	8.90	2/01/07	5,780		6,322,915

						8,539,555

Maryland 1.9%
Baltimore, Econ. Dev. Lease Rev., Armistead Partnership, Ser. A	A(c)	7.00	8/01/11	835		836,662
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Univ. Maryland Med. Sys.	A3	6.75	7/01/30	5,000		5,639,500
Northeast Wste. Disp. Auth. Rev.,
Baltimore City Sludge Corp. Proj. (cost $1,683,000; Purchased 6/30/93)	NR	7.25	7/01/07	1,683	(h)	1,771,509
Montgomery Cnty. Res. Rec. Proj., Ser. A, A.M.T. (cost $1,004,259; Purchased 4/3/97)	A2	6.00	7/01/07	1,000	(h)	1,045,580
Takoma Park Hosp. Facs. Rev., Washington Adventist Hosp., E.T.M., F.S.A.	Aaa	6.50	9/01/12	1,000	(b)	1,155,940

						10,449,191

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	11

Portfolio of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Massachusetts 5.2%
Boston Ind. Dev. Fin. Auth. Swr. Fac. Rev., Harbor Elec. Engy. Co. Proj., A.M.T.	Aa3	7.375%	5/15/15	$1,195		$1,198,932
Mass. St. Dev. Fin. Agcy. Rev., Concord Assabet Fam. Svcs. (cost $640,000; Purchased 12/7/98)	Ba2	6.00	11/01/28	640	(h)	641,670
Mass. St. Hlth. & Edl. Facs. Auth. Rev.,
Caritas Christi Oblig., Ser. B	Baa3	6.75	7/01/16	3,590		4,073,753
Harvard Univ., Ser. W	Aaa	6.00	7/01/35	500	(b)	569,510
Partners Healthcare Sys., Ser. F	Aa3	5.00	7/01/22	1,500		1,609,860
Simmons Coll., Ser. D, A.M.B.A.C.	Aaa	6.05	10/01/20	1,000	(b)	1,146,770
Univ. Mass. Pro., Ser. A, F.G.I.C.	Aaa	5.875	10/01/29	500	(b)	569,180
Valley Reg. Hlth. Sys., Ser. C	AAA(c)	7.00	7/01/10	825		960,993
Mass. St. Ind. Fin. Agcy. Bradford Coll. (cost $515,043; Purchased 4/30/98)	NR	Zero	11/01/28	1,000	(e)(f)(h)	250,000
Mass. St. Wtr. Poll. Abatement Trust,
Pool Prog., Ser. 6	Aaa	5.625	8/01/17	2,760	(b)	3,117,034
Pool Prog., Ser. 6, Unfdg.	Aaa	5.625	8/01/17	110		122,484
Pool Prog., Ser. 9	Aaa	5.25	8/01/33	2,500		2,710,400
Mass. St. Wtr. Res. Auth. Rev.,
Ser. B, M.B.I.A.	Aaa	6.25	12/01/11	500		585,225
Ser. D, M.B.I.A.	Aaa	6.00	8/01/13	500		589,475
Mass. St.,
Cons. Ln., Ser. C, G.O.	Aa2	5.25	11/01/30	1,425	(b)	1,583,389
Ser. C, G. O., F.G.I.C.	Aaa	6.00	8/01/09	1,250		1,391,637
Mass. St., Spec. Oblig. Dedicated Tax Rev., Rfdg., F.G.I.C.	Aaa	5.25	1/01/21	3,110		3,585,332
Mass. St., Spec. SPL., Rev., Cons. Ln., Ser. A, F.S.A.	Aaa	5.50	6/01/21	2,000		2,366,300
Rail Connections Inc. Rev., Rte. 128, Ser. B, A.C.A.	Aaa	Zero	7/01/21	2,500	(b)	1,039,075

						28,111,019

See Notes to Financial Statements.

12	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Michigan 2.4%
Harper Creek Cmnty. Sch. Dist., G.O.	Aa2	5.50%	5/01/17	$1,500	(b)	$1,658,715
Michigan St. Bldg. Auth. Rev., Rfdg. Facs. Prog., Ser III	Aa3	5.375	10/15/22	3,750		4,130,363
Michigan St. Hosp. Fin. Auth. Rev.,
Ascension Hlth., Ser. A	Aa3	5.00	11/01/12	1,250		1,358,775
Genesys Hlth. Sys., Ser. A	AAA(c)	8.125	10/01/21	1,000	(b)	1,033,580
Genesys Hlth. Sys., Ser. A	AAA(c)	7.50	10/01/27	500	(b)	506,145
Okemos Pub. Sch. Dist.,
G.O., M.B.I.A.	Aaa	Zero	5/01/12	1,100		855,514
G.O., M.B.I.A.	Aaa	Zero	5/01/13	1,000		743,570
Sturgis Pub. Sch. Dist., Sch. Bldg. & Site, G.O.	Aa2	5.50	5/01/14	670	(b)	741,576
Wyandotte Elec. Rev., G.O., M.B.I.A.	Aaa	6.25	10/01/08	1,645		1,744,259

						12,772,497

Minnesota 0.7%
Minnesota Hsg. Fin. Agcy. Rev., Sngl. Fam. Mtge., Ser. I, A.M.T.	Aa1	5.80	1/01/19	3,570		3,725,652

Missouri 0.7%
St. Louis Arpt. Rev., Arpt. Dev. Prog., Ser. A, M.B.I.A.	Aaa	5.625	7/01/19	3,500	(b)	3,895,535

Nevada 0.9%
Clark Cnty. Ind. Dev. Rev., Nevada Pwr. Co. Proj., Ser. A	B-(c)	5.60	10/01/30	4,735		4,734,716

New Hampshire 1.0%
Manchester Hsg. & Redev. Auth. Rev., Ser. B, C.A.B.S., A.C.A.	Baa3	Zero	1/01/24	4,740		1,749,487
New Hampshire Higher Ed. & Hlth. Facs. Auth. Rev., New Hampshire Coll.	BBB-(c)	6.30	1/01/16	500	(b)	519,485
New Hampshire Hlth. & Ed. Facs. Auth. Rev., Coll. Issue	BBB-(c)	7.50	1/01/31	3,000	(b)	3,336,990

						5,605,962

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	13

Portfolio of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

New Jersey 3.2%
Casino Reinvestment Dev. Auth., Room Fee ., A.M.B.A.C.	Aaa	5.25%	1/01/24	$1,600	$1,760,032
New Jersey Econ. Dev. Auth. Rev.,
Cigarette Tax	Baa2	5.625	6/15/19	1,250	1,351,012
Cigarette Tax	Baa2	5.75	6/15/34	750	807,023
New Jersey Hlth. Care Facs. Fin. Auth. Rev.,
Atlantic City Med. Ctr.	A2	6.25	7/01/17	2,175	2,492,746
Raritan Bay Med. Ctr. Issue	NR	7.25	7/01/27	2,000	2,086,000
South Jersey Hosp.	Baa1	6.00	7/01/26	1,565	1,705,646
South Jersey Hosp.	Baa1	6.00	7/01/32	1,000	1,081,140
St. Peter’s Univ. Hosp., Ser. A	Baa1	6.875	7/01/30	2,000	2,222,960
Newark Hsg. Auth., Port Auth., Newark Marine Terminal, M.B.I.A.	Aaa	5.00	1/01/34	3,000	3,172,320
Tobacco Settlement Fin. Corp., Asset Bkd.	Baa3	6.00	6/01/37	400	418,968

					17,097,847

New Mexico 2.2%
New Mexico Mtge. Fin. Auth. Rev, Sngl. Fam. Mtge., Ser. A, G.N.M.A., F.N.M.A., F.H.L.M.C., A.M.T.	Aaa	3.50	7/01/36	2,500	2,676,600
New Mexico Mtge. Fin. Auth. Rev.,
Sngl. Fam. Mgte., Ser. B, G.N.M.A., F.N.M.A., F.H.L.M.C., A.M.T.	AAA(c)	4.75	7/01/35	4,955	5,129,218
Sngl. Fam. Mtge., Ser. C-2, G.N.M.A., F.N.M.A., A.M.T.	AAA(c)	6.15	3/01/32	1,425	1,494,782
New Mexico Mtge. Fin. Auth., Sngl. Fam. Mtge., Prog., Ser. E, A.M.T., G.N.M.A., F.N.M.A., F.H.L.M.C.	AAA(c)	3.50	7/01/35	2,500	2,683,900

					11,984,500

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

New York 14.9%
Erie Cnty. Ind. Dev. Agy. Sch. Fac. Rev.,
City of Buffalo Proj., F.S.A.	Aaa	5.75%	5/01/19	$1,250		$1,417,175
City of Buffalo Proj., F.S.A.	Aaa	5.75	5/01/23	3,030		3,419,537
City of Buffalo Proj., F.S.A.	Aaa	5.75	5/01/24	6,765		7,480,805
Metro. Trans. Auth. Rev., Ser. A, A.M.B.A.C.	Aaa	5.50	11/15/18	4,000		4,507,560
New York City Transitional Fin. Auth. Rev.,
Balance, Future Tax Sec’d., Ser. A	Aa1	5.75	2/15/17	3,445	(b)	3,889,129
Future Tax Sec’d., Ser. A	Aa1	5.75	2/15/17	1,555	(b)	1,755,471
Future Tax Sec’d., Ser. C	Aa1	5.50	11/01/20	3,790	(b)	4,248,060
Prerfd., Future Tax Sec’d., Ser. C	Aa1	5.50	11/01/20	210		230,498
Ref. Future Tax Sec’d., Ser A-1	Aa1	5.00	11/01/24	2,000		2,151,100
Ser. C	Aa1	5.50	2/15/16	2,500		2,788,575
New York City, G.O.,
Prerfd., Ser. B, E.T.M.	A1	7.25	8/15/07	205	(b)	224,216
Ser. B	A1	7.25	8/15/07	3,295		3,583,049
Ser. B, E.T.M.	Aaa	8.25	6/01/06	1,500	(b)	1,576,335
Ser. D	A1	7.65	2/01/07	45		45,176
Ser. J, F.S.A.	Aaa	5.00	3/01/18	2,745		3,016,316
New York St. Dorm. Auth. Rev.,
Ref. Sec’d. Hosp. Catskill Reg., F.G.I.C.	Aaa	5.25	2/15/17	2,160		2,415,960
Ref. Sec’d. Hosp. Catskill Reg., F.G.I.C.	Aaa	5.25	2/15/18	2,300		2,562,706
New York St. Environ. Facs. Corp. Poll. Ctrl. Rev.,
St. Wtr. Revolv. Fdg., Ser. C	Aaa	5.80	1/15/14	20	(b)	20,748
St. Wtr. Revolv. Fdg., Ser. C	Aaa	5.80	1/15/14	1,260		1,305,839
New York St. Mun. Brd. Bank Agcy. Spl. Sch. Purp. Rev., Ser. C	A+(c)	5.25	12/01/22	3,595		3,933,074
New York St. Mun. Brd. Bank Agcy. Spl. Sch., Ser. C	A+(c)	5.25	6/01/22	3,200		3,500,928
Suffolk Cnty. Ind. Dev. Agcy. Civic Facs. Rev., Ser. B,	NR	7.625	1/01/30	990		1,051,667

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	15

Portfolio of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Tobacco Settlement Fin. Corp.,
Asset Bkd., Ser. A-1	A2	5.50%	6/01/14	$4,125		$4,486,020
Asset Bkd., Ser. A-1	A2	5.50	6/01/16	3,000		3,288,780
Asset Bkd., Ser. A-1	A2	5.50	6/01/18	3,000		3,356,040
Asset Bkd., Ser. A-1	A2	5.50	6/01/19	5,000		5,620,100
Ser. C-1	A2	5.50	6/01/14	3,000		3,262,560
Ser. C-1	A2	5.50	6/01/15	500		549,320
United Nations Dev. Corp. Rev.,
Ser. A	A3	5.25	7/01/17	2,000		2,076,840
Ser. A	A3	5.25	7/01/21	1,370		1,422,635
Ser. A	A3	5.25	7/01/25	1,000		1,038,180

						80,224,399

North Carolina 2.8%
Charlotte Arpt. Rev., Ser. B, A.M.T., M.B.I.A.	Aaa	6.00	7/01/24	1,000		1,095,040
Charlotte Storm Wtr. Fee Rev.,	Aa2	6.00	6/01/25	500	(b)	571,130
No. Carolina Eastern Mun. Pwr. Agcy.,
Pwr. Sys. Rev., A.M.B.A.C.	Aaa	6.00	1/01/18	1,000		1,209,550
Pwr. Sys. Rev., Ser. A	Aaa	6.00	1/01/26	650	(b)	810,440
Pwr. Sys. Rev., Ser. A, E.T.M.	Aaa	6.50	1/01/18	2,635	(b)	3,356,015
Pwr. Sys. Rev., Ser. A, E.T.M.	Baa2	6.40	1/01/21	1,000	(b)	1,241,660
Pwr. Sys. Rev., Ser. A, M.B.I.A.	Aaa	6.50	1/01/18	1,005		1,255,948
No. Carolina Hsg. Fin. Agcy., Home Ownership, Ser. 6 A, A.M.T.	Aa2	6.20	1/01/29	775		811,735
No. Carolina Mun. Pwr. Agcy., No. 1 Catawba Elec. Rev., M.B.I.A.	Aaa	6.00	1/01/10	1,250		1,399,588
Piedmont Triad Arpt. Auth. Rev., Ser. B, A.M.T., F.S.A.	Aaa	6.00	7/01/21	1,000		1,095,040
Pitt Cnty. Rev., Mem. Hosp., E.T.M.	Aaa	5.25	12/01/21	1,000	(b)	1,037,770
Raleigh Comb. Enterprise Sys. Rev.	Aa1	5.00	3/01/21	1,000		1,083,270

						14,967,186

North Dakota 2.0%
Mercer Cnty. Poll. Ctrl. Rev., Antelope Valley Station, A.M.B.A.C.	Aaa	7.20	6/30/13	9,000		10,865,070

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Ohio 5.9%
Brecksville Broadview Heights City Sch. Dist., G.O., F.G.I.C.	Aaa	6.50%	12/01/16	$1,000		$1,069,550
Cleveland,
G.O., M.B.I.A.	Aaa	5.75	8/01/14	1,000		1,174,390
G.O., M.B.I.A.	Aaa	5.75	8/01/15	1,000		1,184,840
Columbus Citation Hsg. Dev. Corp., Mtge. Rev., A.M.T., F.H.A.	NR	7.625	1/01/22	1,640	(b)	2,055,855
Cuyahoga Cnty. Hosp. Facs. Rev., Canton Inc. Proj.	Baa2	7.50	1/01/30	5,000		5,680,050
Cuyahoga Cnty. Hosp. Rev., Meridia Hlth. Sys.	A1	6.25	8/15/24	1,500	(b)	1,536,795
Dayton, G.O., M.B.I.A.	Aaa	7.00	12/01/07	480		526,037
Dover Mun. Elec. Sys. Rev., F.G.I.C.	Aaa	5.95	12/01/14	1,000		1,023,570
Greene Cnty. Wtr. Sys. Rev., Ser. A, F.G.I.C.	Aaa	6.125	12/01/21	1,000	(b)	1,096,920
Hamilton Cnty. Sales Tax Rev., Sub. C.A.B.S., Ser. B, A.M.B.A.C.	Aaa	Zero	12/01/20	2,000		1,026,920
Hilliard Sch. Dist. C.A.B.S. Sch. Impvt., G.O., F.G.I.C.	Aaa	Zero	12/01/19	1,720		928,714
Lucas Cnty. Hlth. Care Fac. Rev.,
Ref. Presbyterian Svcs., Ser. A	NR	6.625	7/01/14	1,750		1,834,228
Rfdg. Impvt., Sunset Ret., Ser. A	NR	6.625	8/15/30	1,000		1,087,160
Lucas Cnty. Hosp. Rev., Rfdg. Promedica Healthcare Group B, A.M.B.A.C.	Aaa	5.00	11/15/21	3,935		4,224,773
Mahoning Cnty. Ohio Hosp. Fac. Rev., Forum Hlth. Oblig. Group, Ser. A	Baa1	6.00	11/15/32	1,500		1,644,660
Montgomery Cnty. Swr. Sys. Rev., Greater Moraine, Beaver Creek, C.A.B.S., F.G.I.C.	Aaa	Zero	9/01/05	1,000		995,610
Newark, Ltd. Tax, G.O., C.A.B.S., A.M.B.A.C.	Aaa	Zero	12/01/06	805		773,339
Ohio Hsg. Fin. Agcy. Mtge. Rev., Res. Con. Opt., Ser. C-1, A.M.T., G.N.M.A.	Aaa	6.05	3/01/32	265		269,298
Ohio St. Bldg. Auth., St. Corr. Facs., Ser. A	Aa2	6.00	10/01/08	615		673,339

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	17

Portfolio of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Ohio St. Higher Edl. Fac. Comn. Rev., Case Western Resv. Univ., Ser. B	A1	6.50%	10/01/20	$750		$943,320
Ohio St. Solid Wste. Rev., CSC Ltd. Proj., A.M.T. (cost $508,750; Purchased 8/28/97)	NR	Zero	8/01/22	500	(e)(h)	0
Ohio St. Univ. Gen. Rcpts., Ser. A	Aa2	6.00	12/01/16	1,000		1,126,290
Richland Cnty Hosp. Facs. Rev., Medcentral Hlth. Sys., Ser. B	A-(c)	6.375	11/15/22	1,000		1,099,960

						31,975,618

Oklahoma 1.8%
Oklahoma Hsg. Fin. Agcy. Home Ownership, Ser. B-1, G.N.M.A., F.N.M.A.	Aaa	4.875	9/01/33	3,160		3,279,195
Oklahoma St. Tpke. Auth. Tpke. Rev., Second Sr., Ser. B, F.G.I.C.	Aaa	5.00	1/01/16	5,900		6,229,220

						9,508,415

Pennsylvania 2.1%
Clarion Cnty. Hosp. Auth. Rev., Clarion Hosp. Proj.	BBB-(c)	5.60	7/01/10	685		700,488
Monroe Cnty. Hosp. Auth. Rev., Hosp., Pocono Med. Ctr.,	BBB+(c)	6.00	1/01/43	1,750		1,892,660
Philadelphia Wtr. & Wstewtr., Rev., Ser. A, F.S.A	Aaa	5.00	7/01/12	4,645		5,116,839
Pittsburgh, G.O., Ser. A, M.B.I.A.	Aaa	5.00	9/01/11	1,500		1,632,750
Westmoreland Cnty. Ind. Dev. Auth. Rev., Valley Landfill Proj., A.M.T.	BBB(c)	5.10	5/01/18	2,000		2,083,920

						11,426,657

Puerto Rico 0.9%
Puerto Rico Comnwlth.,
PA625, G.O., R.I.T.E.S., A.M.B.A.C., T.C.R.S. (cost $580,114; Purchased 3/1/00)	NR	11.50466(j)	7/01/10	500	(h)	681,990

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

PA642B, G.O., R.I.T.E.S., M.B.I.A. (cost $1,061,777; Purchased 3/29/00)	NR	9.02438(j)%	7/01/12	$1,000	(h)	$1,314,980
Puerto Rico Comwlth. Hwy. & Trans. Auth. Trans. Rev., Ser. G, F.G.I.C.	Aaa	5.25	7/01/18	2,250		2,506,140
Puerto Rico Pub. Bldgs. Auth., Gtd. Pub. Ed. & Hlth. Facs. Rev., Ser. J, A.M.T., C.A.B.S., E.T.M.	Baa2	Zero	7/01/06	275		267,701

						4,770,811

South Carolina 2.7%
Berkeley Cnty. Wtr. & Swr. Rev. Sys.,
M.B.I.A.	Aaa	5.00	6/01/14	1,250		1,381,675
M.B.I.A.	Aaa	5.25	6/01/16	1,000		1,109,880
Charleston Waterworks & Swr. Rev., E.T.M.	Aaa	10.375	1/01/10	5,250	(b)	6,171,217
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs Rev., Ref. & Impvt., Palmetto Hlth., Ser. C	Baa1	6.875	8/01/27	3,000		3,475,050
Tobacco Settlement Rev., Ser. B	Baa3	6.375	5/15/28	2,000		2,130,740

						14,268,562

South Dakota 0.2%
Edl. Enhancement Fdng. Corp., Ser. B	Baa3	6.50	6/01/32	1,000		1,077,770

Tennessee 2.1%
Bristol Hlth. & Edl. Fac. Rev., Bristol Mem. Hosp., F.G.I.C.	Aaa	6.75	9/01/10	5,000	(d)	5,718,850
Shelby Cnty. Hlth. Edl. & Hsg. Fac. Brd. Hosp. Rev.,
Methodist Hlth. Care, E.T.M.	A3	6.50	9/01/26	560	(b)	668,416
Methodist Hlth. Care, E.T.M.	A3	6.50	9/01/26	940	(b)	1,126,148
Tennessee Hsg. Dev. Agy. Rev., Homeownership PG, A.M.T.	Aa2	5.00	7/01/34	3,860		3,993,247

						11,506,661

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	19

Portfolio of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Texas 5.8%
Brazos River Auth. Poll. Ctrl. Rev.,
TXU Energy Co. LLC Proj., Ser. C, A.M.T.	Baa2	6.75%	10/01/38	$1,255	$1,403,931
TXU Energy Co. LLC Proj., Ser. D	Baa2	5.40	10/01/29	1,000	1,072,910
Brazos River Auth. Rev., Houston Inds. Inc. Proj. B, A.M.B.A.C.	Aaa	5.125	11/01/20	3,500	3,730,650
Cash Spl. Util. Dist. Rev., Rfdg. Rev. & Impvt., M.B.I.A.	Aaa	5.25	9/01/22	1,765	1,938,552
Harris Cnty. Rev., Toll Rd., Ser. B-1, F.G.I.C.	Aaa	5.00	8/15/16	2,500	2,753,725
Houston Util. Sys. Rev., Ser. A, F.S.A.	Aaa	5.25	5/15/21	9,000	9,861,300
Lower Co. River Auth. Transmission Contract Rev., LCRA Trans. Svcs. Corp. Proj., Ser. C, A.M.B.A.C.	Aaa	5.25	5/15/25	2,250	2,451,375
Matagorda Cnty. Nav. Dist. No. 1, Rev., Coll. Centerpoint Engy. Proj.	Baa2	5.60	3/01/27	2,000	2,106,180
Panhandle Reg. Hsg. Fin. Corp. Rev., Multi-Family Hsg., Ser. A	Baa3	6.75	3/01/31	1,000	1,032,860
Sabine River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. B	Baa2	6.15	8/01/22	1,000	1,102,860
Southwest Texas Indpt. Sch. Dist., G.O., Rfdg.,	AAA(c)	5.25	2/01/22	1,000	1,103,350
Texas St. Pub. Fin. Auth. Rev., Southern Univ. Fin. Sys., M.B.I.A.	Aaa	5.50	11/01/18	2,240	2,497,197

					31,054,890

U. S. Virgin Islands 0.3%
Virgin Islands Pub. Fin. Auth., Sr. Lien Matching Fd. Loan Note A	BBB(c)	5.25	10/01/21	1,500	1,626,810

See Notes to Financial Statements.

20	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Virginia 2.3%
Gloucester Cnty. Ind. Dev., Auth. Solid Wste. Disp. Rev., Wste. Mgmt. Svcs., Ser. A, A.M.T.	BBB(c)	5.125%	9/01/38	$2,300		$2,428,961
Henrico Cnty. Econ. Dev. Auth. Rev., Bon Secours Hlth. Sys. Inc., Ser. A	A3	5.60	11/15/30	850		904,630
Richmond Met. Auth. Expy., Rev., Ref., F.G.I.C.	Aaa	5.25	7/15/17	5,775		6,542,035
Sussex Cnty. Ind., Dev. Auth., Solid Wste., Disp. Rev., Atlantic Wste. Ser. A, A.M.T.	BBB(c)	5.125	6/01/28	1,400		1,478,498
Tobacco Settlement Fin. Corp., Asset Bkd.	Baa3	5.625	6/01/37	1,000		1,027,490

						12,381,614

Washington 5.5%
Cowlitz Cnty. Sch. Dist. No. 122, Longview, G.O., F.S.A.	Aaa	5.50	12/01/19	3,500		3,899,245
Energy Northwest Elec. Rev.,
Columbia Generating, Ser. B, A.M.B.A.C.	Aaa	6.00	7/01/18	4,000		4,635,160
Proj. No. 1, Ser. B, M.B.I.A.	Aaa	6.00	7/01/17	3,000		3,480,420
Proj. No. 3, Ser. A, F.S.A.	Aaa	5.50	7/01/18	4,010		4,454,990
King Cnty., G.O., Ser. B	Aa1	5.85	12/01/13	6,770	(b)	7,382,888
Skagit Cnty. Cons. Sch. Dist., G.O., No. 320, Mount Vernon, M.B.I.A.	Aaa	5.50	12/01/18	3,255	(b)	3,626,298
Tobacco Settlement Auth. Tobacco Settlement Rev., Asset Bkd.	Baa3	6.50	6/01/26	1,950		2,137,258

						29,616,259

West Virginia 0.4%
West Virginia St. Hosp. Fin. Auth., Oak Hill Hosp. Rev., Ser. B (cost $1,952,502; Purchased 6/9/00)	A2	6.75	9/01/30	2,000	(b)(h)	2,361,380

Wisconsin 1.0%
Badger Tobacco Asset Securitization Corp., Asset Bkd.	Baa3	6.125	6/01/27	2,950		3,130,481

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	21

Portfolio of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Wisconsin St. Hlth. & Edl. Facs. Auth. Rev., Marshfield Clinic, Ser. B	BBB+(c)	6.00%	2/15/25	$2,000	$2,149,840

					5,280,321

Total long-term investments (cost $499,953,709)					532,293,069

SHORT-TERM INVESTMENTS 2.5%

Delaware 0.8%
Delaware St. Econ. Dev. Auth. Rev.,
Delmarva Pwr. & Lt. Co. Proj., A.M.T., F.R.D.D.	VMIG2	2.52(g)	7/01/05	4,100	4,100,000
Gas Facs., Delmarva Pwr. & Lt., A.M.T., F.R.D.D.	VMIG2	2.52(g)	7/01/05	350	350,000

					4,450,000

Illinois 0.5%
Will Cnty. Exempt Facs. Rev., Ind. BP Amoco Chem. Co. Proj., A.M.T., F.R.D.D.	VMIG1	2.36(g)	7/01/05	2,400	2,400,000

Louisiana 0.5%
Plaquemines Parish Environ. Rev., BP Exploration & Oil, A.M.T., F.R.D.D.	P-1	2.36(g)	7/01/05	2,800	2,800,000

Nevada 0.2%
Clark Cnty. Arpt. Rev., Sub. Lien, Ser. A, A.M.T., F.G.I.C., F.R.D.D.	VMIG1	2.30(g)	7/01/05	1,200	1,200,000

Washington 0.5%
Port Bellingham Ind. Dev. Corp. Environ. Facs. Ind.,
Atlantic Richfield Proj., A.M.T., F.R.D.D.	VMIG1	2.36(g)	7/01/05	700	700,000
BP West Coast Prods., LLC Proj., A.M.T., F.R.D.D.	VMIG1	2.36(g)	7/01/05	1,800	1,800,000

					2,500,000

Total short-term investments (cost $13,350,000)					13,350,000

See Notes to Financial Statements.

22	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Total Investments(f) 101.4% (cost $513,303,709; Note 5)					$545,643,069
Liabilities in excess of other assets(i) (1.4)%					(7,538,055)

Net Assets 100%					$538,105,014

(a)	The following abbreviations are used in the portfolio descriptions:

A.C.A.—American Capital Access

A.M.B.A.C.—American Municipal Bond Assurance Corporation

A. M. T.—Alternative Minimum Tax

C.A.B.S.—Capital Appreciation Bonds

C.O P.—Certificate of Participation

E.T.M.—Escrowed to Maturity

F.G.I.C.—Financial Guaranty Insurance Company

F.H.A.—Federal Housing Administration

F.H.L.M.C.—Federal Home Loan Mortgage Association

F.N.M.A.—Federal National Mortgage Association

F.R.D.D.—Floating Rate (Daily) Demand

F.S.A.—Financial Security Assurance

G.N.M.A.—Government National Mortgage Association

G.O.—General Obligation

LLC—Limited Liability Company

M.B.I.A.—Municipal Bond Insurance Corporation

T.C.R.S.—Transferable Custodial Receipts

R.I.T.E.S.—Residual Interest Tax Exempt Securities Receipts

X.L.C.A.—X.L. Capital Assurance

NR– Not Rated by Moody’s or Standard & Poor’s.

The Fund’s current Prospectus contains a description of Moody’s and Standard & Poor’s ratings.

(b)	Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
(c)	Standard & Poor’s rating.
(d)	All or portion of security segregated as collateral for financial futures contracts.
(e)	Represent issuer in default on interest payments; non-income producing security.
(f)	As of June 30, 2005, 1 security representing $250,000 and 0.05% of the total market value was fair valued in accordance with the policies adopted by the Board of Directors.
(g)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at a par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2005.
(h)	Indicates security is illiquid and restricted to resale. The aggregate cost of such securities is $15,633,241. The aggregate value of $18,106,171 is approximately 3.4% of net assets.
(i)	Liabilities in excess of other assets include net unrealized depreciation on financial futures as follows:

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	23

Portfolio of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Open futures contracts outstanding at June 30, 2005:

Number of Contracts	Type	Expiration Date	Value at June 30, 2005	Value at Trade Date	Unrealized Appreciation (Depreciation)
Long Positions
123	5yr US T-Note	Sep. 2005	$13,393,547	$13,404,969	$(11,422)
10	2yr US T-Note	Sep. 2005	2,076,875	2,080,651	(3,776)
Short Positions
204	10yr US T-Note	Sep. 2005	(23,147,625)	(23,067,333)	$(80,292)
171	US Treasury Bond	Sep. 2005	(20,306,250)	(19,842,150)	(464,100)

					$(559,590)

(j)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at June 30, 2005.

See Notes to Financial Statements.

24	Visit our website at www.jennisondryden.com

Sector Breakdown expressed as a percentage of net assets as of 6/30/05
Healthcare	14.9%
General Obligation	13.2
Transportation	9.6
Special Tax/Assessment District	8.9
Lease Backed Certificate of Participation	8.5
Education	8.0
Power	7.5
Housing	7.1
Corporate Backed IDB & PCR	6.6
Water & Sewer	5.7
Tobacco Appropriated	4.3
Other	2.4
Tobacco	1.8
Solid Waste/Resource Recovery	1.5
Pooled Financing	1.4
Total Investments	101.4
Liabilities in excess of other assets	–1.4
Net Assets	100.0

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	25

Statement of Assets and Liabilities

as of June 30, 2005 (Unaudited)

Assets
Investments, at value (cost $513,303,709)	$545,643,069
Interest receivable	8,004,430
Prepaid expenses	5,285
Receivable for Fund shares sold	4,610

Total assets	553,657,394

Liabilities
Payable for investments purchased	13,018,507
Payable for Fund shares reacquired	1,729,837
Dividends payable	232,072
Management fee payable	214,954
Due to broker-variation margin	123,750
Distribution fee payable	118,407
Deferred directors’ fees	37,926
Payable to custodian	31,584
Transfer agent fee payable	23,082
Accrued expenses	22,260

Total liabilities	15,552,379

Net Assets	$538,105,015

Net assets were comprised of:
Common stock, at par	$349,697
Paid-in capital in excess of par	504,881,838

505,231,535
Undistributed net investment income	418,944
Accumulated net realized gain on investments	674,766
Net unrealized appreciation on investments	31,779,770

Net assets, June 30, 2005	$538,105,015

See Notes to Financial Statements.

26	Visit our website at www.jennisondryden.com

Class A
Net asset value and redemption price per share ($498,016,036 ÷ 32,370,354 shares of common stock issued and outstanding)	$15.38
Maximum sales charge (4% of offering price)	0.64

Maximum offering price to public	$16.02

Class B
Net asset value, offering price and redemption price per share ($32,219,183 ÷ 2,088,354 shares of common stock issued and outstanding)	$15.43

Class C
Net asset value, offering price and redemption price per share ($3,937,602 ÷ 255,230 shares of common stock issued and outstanding)	$15.43

Class Z
Net asset value, offering price and redemption price per share ($3,932,194 ÷ 255,748 shares of common stock issued and outstanding)	$15.38

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	27

Statement of Operations

Six Months Ended June 30, 2005 (Unaudited)

Net Investment Income
Income
Interest	$12,991,556

Expenses
Management fee	1,306,649
Distribution fee—Class A	621,383
Distribution fee—Class B	85,900
Distribution fee—Class C	15,027
Transfer agent’s fees and expenses (including affiliated expense of $139,821)	156,000
Custodian’s fees and expenses	87,000
Reports to shareholders	37,000
Registration fees	22,000
Legal fees and expenses	20,000
Audit fee	12,000
Directors’ fees	9,000
Miscellaneous	17,363

Net expenses	2,389,322

Net investment income	10,602,234

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	1,307,857
Financial futures transactions	(1,175,691)

132,166

Net change in unrealized appreciation (depreciation) on:
Investments	2,639,868
Financial futures contracts	(363,366)

2,276,502

Net gain on investments	2,408,668

Net Increase In Net Assets Resulting From Operations	$13,010,902

See Notes to Financial Statements.

28	Visit our website at www.jennisondryden.com

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
Increase (Decrease) In Net Assets
Operations
Net investment income	$10,602,234	$21,851,387
Net realized gain on investments	132,166	1,419,121
Net change in unrealized appreciation (depreciation) on investments	2,276,502	(1,034,176)

Net increase in net assets resulting from operations	13,010,902	22,236,332

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	(9,803,889)	(20,194,829)
Class B	(634,512)	(1,405,277)
Class C	(68,993)	(154,500)
Class Z	(82,554)	(166,467)

	(10,589,948)	(21,921,073)

Distributions from net realized gains
Class A	—	(7,569,892)
Class B	—	(572,854)
Class C	—	(63,998)
Class Z	—	(59,064)

	—	(8,265,808)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	7,537,946	16,199,361
Net asset value of shares issued in reinvestment of dividends and distributions	6,681,215	19,342,938
Cost of shares reacquired	(31,761,177)	(75,554,314)

Decrease in net assets from Fund share transactions	(17,542,016)	(40,012,015)

Total decrease	(15,121,062)	(47,962,564)

Net Assets
Beginning of period	553,226,077	601,188,641

End of period	$538,105,015	$553,226,077

(a) Includes undistributed net investment income	$418,944	$406,658

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	29

Notes to Financial Statements

(Unaudited)

Dryden National Municipals Fund, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek a high level of current income exempt from federal income taxes by investing substantially all of its total assets in carefully selected long-term municipal bonds of medium quality. The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific state, industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations: The Fund values municipal securities (including commitments to purchase such securities on a “when-issued” basis) as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values. Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided, by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Directors’ approved fair valuation procedures.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

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Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Inverse Floaters: The Fund invests in variable rate securities commonly called “inverse floaters”. The interest rates on these securities have an inverse relationship to interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Interest Rate Swaps: The Fund may enter into interest rate swaps. In a simple interest rate swap, one investor pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Net interest payments/receipts are included in interest income in the Statement of Operations.

During the term of the swap, changes in the value of the swap are recorded as unrealized gains or losses by “marking-to-market” to reflect the market value of the swap. When the swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any.

The Fund is exposed to credit risk in the event of non-performance by the other party to the interest rate swap. However, the Fund does not anticipate non-performance by any counterparty.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily

Dryden National Municipals Fund, Inc.	31

Notes to Financial Statements

Cont’d

basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Written Options, financial future contracts and swap contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Restricted Securities: The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Certain issues of restricted securities held by the Fund at the end of the fiscal period include registration rights under which the Fund may demand registration by the issuer, of which the Fund may bear the cost of such registration. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment on sales of portfolio securities are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees, which are charged directly to respective class) and unrealized and realized gains or losses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Taxes: For federal income tax purposes, it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment

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companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund expects to pay dividends of net investment income monthly and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .50% of the Fund’s average daily net assets up to and including $250 million, .475% of the next $250 million, .45% of the next $500 million, .425% of the next $250 million, .40% of the next $250 million and ..375% of the Fund’s average daily net assets in excess of $1.5 billion. The effective management fee rate was .48 of 1% for the six months ended June 30, 2005.

Dryden National Municipals Fund, Inc.	33

Notes to Financial Statements

Cont’d

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, B, C and Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, .50 of 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. For the year ended December 31, 2004, PIMS contractually agreed to limit such fees to .25 of 1% and .75 of 1% of the average daily net assets of the Class A and Class C shares, respectively.

PIMS has advised the Fund that it received approximately $53,100 in front-end sales charges resulting from sales of Class A shares, respectively, during the six months ended June 30, 2005. From these fees, PIMS paid a substantial portion of such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PlMS has advised the Fund that for the six months ended June 30, 2005, it received approximately $40,000 and $500 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The commitment under the credit agreement is $500 million. The Funds pay a commitment fee of .075 of 1% of the unused portion of the agreement. The commitment fee is accrued and paid quarterly and is allocated to the Funds pro rata, based on net assets. The expiration of the SCA is October 28, 2005. The Fund did not borrow any amounts pursuant to the SCA during the six months ended June 30, 2005.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. The

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transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended June 30, 2005, the Fund incurred approximately $14,100 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments for the year ended June 30, 2005, aggregated $67,553,029 and $75,032,788 respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Total Net Unrealized Appreciation
$512,961,451	$33,785,511	$1,103,893	$32,681,618

The differences between book and tax basis are primarily attributable to differences in the treatment of premium amortization and of accreting market discount for book and tax purposes.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending upon the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Dryden National Municipals Fund, Inc.	35

Notes to Financial Statements

Cont’d

There are 1 billion shares of common stock, $.01 par value per share, authorized divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 250 million authorized shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended June 30, 2005:
Shares sold	400,284	$6,111,007
Shares issued in reinvestment of dividends and distributions	404,271	6,185,812
Shares reacquired	(1,798,451)	(27,505,856)

Net increase (decrease) in shares outstanding before conversion	(993,896)	(15,209,037)
Shares issued upon conversion from Class B	151,569	2,313,886

Net increase (decrease) in shares outstanding	(842,327)	$(12,895,151)

Year ended December 31, 2004:
Shares sold	706,362	$10,790,728
Shares issued in reinvestment of dividends and distributions	1,175,602	17,850,831
Shares reacquired	(4,359,484)	(66,581,409)

Net increase (decrease) in shares outstanding before conversion	(2,477,520)	(37,939,850)
Shares issued upon conversion from Class B	283,128	4,334,483

Net increase (decrease) in shares outstanding	(2,194,392)	$(33,605,367)

Class B
Six months ended June 30, 2005:
Shares sold	73,203	$1,122,456
Shares issued in reinvestment of dividends and distributions	23,704	363,719
Shares reacquired	(220,045)	(3,380,248)

Net increase (decrease) in shares outstanding before conversion	(123,138)	(1,894,073)
Shares reacquired upon conversion into Class A	(151,118)	(2,313,886)

Net increase (decrease) in shares outstanding	(274,256)	$(4,207,959)

Year ended December 31, 2004:
Shares sold	214,498	$3,299,317
Shares issued in reinvestment of dividends and distributions	76,626	1,166,019
Shares reacquired	(362,049)	(5,537,580)

Net increase (decrease) in shares outstanding before conversion	(70,925)	(1,072,244)
Shares reacquired upon conversion into Class A	(282,390)	(4,334,483)

Net increase (decrease) in shares outstanding	(353,315)	$(5,406,727)

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Class C	Shares	Amount
Six months ended June 30, 2005:
Shares sold	7,865	$120,569
Shares issued in reinvestment of dividends and distributions	3,337	51,202
Shares reacquired	(33,460)	(512,781)

Net increase (decrease) in shares outstanding	(22,258)	$(341,010)

Year ended December 31, 2004:
Shares sold	35,475	$543,479
Shares issued in reinvestment of dividends and distributions	10,249	155,986
Shares reacquired	(99,991)	(1,542,622)

Net increase (decrease) in shares outstanding	(54,267)	$(843,157)

Class Z
Six months ended June 30, 2005:
Shares sold	11,999	$183,914
Shares issued in reinvestment of dividends and distributions	5,263	80,482
Shares reacquired	(23,689)	(362,292)

Net increase (decrease) in shares outstanding	(6,427)	$(97,896)

Year ended December 31, 2004:
Shares sold	103,064	$1,565,837
Shares issued in reinvestment of dividends and distributions	11,294	170,102
Shares reacquired	(124,330)	(1,892,703)

Net increase (decrease) in shares outstanding	(9,972)	$(156,764)

Dryden National Municipals Fund, Inc.	37

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended June 30, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.32

Income from investment operations
Net investment income	.30
Net realized and unrealized gain (loss) on investment transactions	.06

Total from investment operations	.36

Less Distributions
Dividends from net investment income	(.30)
Distributions in excess of net investment income	—
Distributions from net realized gains	—

Total distributions	(.30)

Net asset value, end of period	$15.38

Total Return(a):	2.38%
Ratios/Supplemental Data:
Net assets, end of period (000)	$498,016
Average net assets (000)	$501,226
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	.87	%(c)
Expenses, excluding distribution and service (12b-1) fees	.62	%(c)
Net investment income	3.95	%(c)
For Class A, B, C and Z shares:
Portfolio turnover rate	13	%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(c)	Annualized.
(d)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended December 31,
2004	2003	2002	2001	2000

$15.52	$15.82	$15.32	$15.59	$14.72

.59	.67	.75	.75	.76
.02	.05	.64	(.13)	.88

.61	.72	1.39	.62	1.64

(.59)	(.67)	(.73)	(.76)	(.76)
—	—	—	—	(.01)
(.22)	(.35)	(.16)	(.13)	—

(.81)	(1.02)	(.89)	(.89)	(.77)

$15.32	$15.52	$15.82	$15.32	$15.59

4.11%	4.63%	9.27%	3.95%	11.45%

$508,667	$549,537	$595,874	$579,335	$609,245
$525,601	$570,837	$584,236	$599,337	$487,811

.86%	.87%	.87%	.89%	.88%
.61%	.62%	.62%	.64%	.63%
3.83%	4.22%	4.68%	4.76%	5.09%

49%	157%	97%	66%	122%

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	39

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended June 30, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.36

Income from investment operations
Net investment income	.28
Net realized and unrealized gain (loss) on investment transactions	.07

Total from investment operations	.35

Less Distributions
Dividends from net investment income	(.28)
Distributions in excess of net investment income	—
Distributions from net realized gains	—

Total distributions	(.28)

Net asset value, end of period	$15.43

Total Return(a):	2.32%
Ratios/Supplemental Data:
Net assets, end of period (000)	$32,219
Average net assets (000)	$34,645
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.12	%(b)
Expenses, excluding distribution and service (12b-1) fees	.62	%(b)
Net investment income	3.70	%(b)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended December 31,
2004	2003	2002	2001	2000

$15.56	$15.86	$15.36	$15.63	$14.75

.55	.63	.71	.71	.73
.02	.05	.64	(.13)	.89

.57	.68	1.35	.58	1.62

(.55)	(.63)	(.69)	(.72)	(.73)
—	—	—	—	(.01)
(.22)	(.35)	(.16)	(.13)	—

(.77)	(.98)	(.85)	(.85)	(.74)

$15.36	$15.56	$15.86	$15.36	$15.63

3.85%	4.37%	8.99%	3.70%	11.23%

$36,285	$42,267	$47,612	$48,972	$59,260
$39,139	$45,147	$49,097	$54,043	$73,531

1.11%	1.12%	1.12%	1.14%	1.13%
.61%	.62%	.62%	.64%	.63%
3.58%	3.97%	4.43%	4.52%	4.85%

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	41

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended June 30, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.36

Income from investment operations
Net investment income	.26
Net realized and unrealized gain (loss) on investment transactions	.07

Total from investment operations	.33

Less Distributions
Dividends from net investment income	(.26)
Distributions in excess of net investment income	—
Distributions from net realized gains	—

Total distributions	(.26)

Net asset value, end of period	$15.43

Total Return(a):	2.19%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3,938
Average net assets (000)	$4,040
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	1.37	%(c)
Expenses, excluding distribution and service (12b-1) fees	.62	%(c)
Net investment income	3.45	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% of the average daily net assets of Class C shares.
(c)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended December 31,
2004	2003	2002	2001	2000

$15.56	$15.86	$15.36	$15.63	$14.75

.51	.59	.67	.67	.69
.02	.05	.64	(.13)	.89

.53	.64	1.31	.54	1.58

(.51)	(.59)	(.65)	(.68)	(.69)
—	—	—	—	(.01)
(.22)	(.35)	(.16)	(.13)	—

(.73)	(.94)	(.81)	(.81)	(.70)

$15.36	$15.56	$15.86	$15.36	$15.63

3.59%	4.11%	8.71%	3.45%	10.96%

$4,262	$5,163	$6,107	$5,183	$3,213
$4,628	$5,792	$5,709	$4,032	$2,473

1.36%	1.37%	1.37%	1.39%	1.38%
.61%	.62%	.62%	.64%	.63%
3.33%	3.73%	4.17%	4.28%	4.60%

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	43

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended June 30, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.31

Income from investment operations
Net investment income	.32
Net realized and unrealized gain (loss) on investment transactions	.07

Total from investment operations	.39

Less Distributions
Dividends from net investment income	(.32)
Distributions in excess of net investment income	—
Distributions from net realized gains	—

Total distributions	(.32)

Net asset value, end of period	$15.38

Total Return(a):	2.58%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3,932
Average net assets (000)	$3,968
Ratios to average net assets:
Expenses, including distribution fees	.62	%(b)
Expenses, excluding distribution fees	.62	%(b)
Net investment income	4.20	%(b)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Annualized.

See Notes to Financial Statements.

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Class Z
Year Ended December 31,
2004	2003	2002	2001	2000

$15.51	$15.81	$15.32	$15.58	$14.71

.62	.71	.78	.78	.80
.03	.05	.64	(.12)	.88

.65	.76	1.42	.66	1.68

(.63)	(.71)	(.77)	(.79)	(.80)
—	—	—	—	(.01)
(.22)	(.35)	(.16)	(.13)	—

(.85)	(1.06)	(.93)	(.92)	(.81)

$15.31	$15.51	$15.81	$15.32	$15.58

4.37%	4.90%	9.47%	4.26%	11.73%

$4,013	$4,221	$4,383	$1,924	$1,183
$4,064	$4,453	$3,314	$1,673	$765

.61%	.62%	.62%	.64%	.63%
.61%	.62%	.62%	.64%	.63%
4.08%	4.47%	4.91%	5.05%	5.34%

See Notes to Financial Statements.

Dryden National Municipals Fund, Inc.	45

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden High Yield Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date November 28, 2005

By (Signature and Title)*	/s/ Jack Benintende
Jack Benintende
Acting Principal Financial Officer

Date November 28, 2005

*	Print the name and title of each signing officer under his or her signature.